Income taxes - Summary of income (loss) before income taxes, income tax expenses (benefits) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income (loss) before income taxes
Income (loss) from overseas entities	¥ (17,271,251)		¥ (7,665,988)	¥ 3,020,403
Loss from PRC entities	(6,507,345)		(41,502,270)	(13,931,143)
Loss before income taxes	(23,778,596)	$ (3,447,572)	(49,168,258)	(10,910,740)
Income tax expenses (benefits)
Current income tax expenses	170,091		557,797	170,502
Deferred tax benefits	(166,176)	(24,093)	(391,477)	(473,704)
Total income tax expenses (benefits)	¥ 3,915	$ 568	¥ 166,320	¥ (303,202)